Condensed financial information of the parent company (Tables)	12 Months Ended
Mar. 31, 2026
Condensed Financial Information Disclosure [Abstract]
Schedule of Parent Company Condensed Balance Sheets

Condensed Balance Sheets

	As of March 31,
	2026	2025
Assets
Non-current assets:
Investment in subsidiaries	$6,844,628	$5,193,813
Total assets	$6,844,628	$5,193,813

Shareholders’ equity
Class A Ordinary Share, US $0.0001 par value, 450,000,000 shares authorized; 1,835,000 shares issued and outstanding	184	184
Class B Ordinary Share, US $0.0001 par value, 50,000,000 shares authorized; 8,560,000 shares issued and outstanding	856	856
Additional paid-in capital	4,856,513	4,856,513
Statutory reserve	648,790	513,459
Accumulated other comprehensive loss	(121,819)	(431,541)
Retained earnings	1,460,104	254,342
Total shareholders’ equity	6,844,628	5,193,813
Total liabilities and shareholders’ equity	$6,844,628	$5,193,813

Schedule of Parent Company Condensed Statements of Comprehensive Income

Condensed Statements of Comprehensive Income

	For the years ended March 31,
	2026	2025	2024
Operating income
Share of income of subsidiaries	1,341,093	1,219,889	647,891
Total operating income	$1,341,093	$1,219,889	$647,891

Net income	$1,341,093	$1,219,889	$647,891

Foreign currency translation adjustment	309,193	(26,858)	(177,212)
Total comprehensive income	$1,650,286	$1,193,031	$470,679